Financial Information - Washington Federal, INC. - Statement of Financial Condition (Details) - USD ($) $ in Thousands	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2013
Assets
Other assets	$ 199,271	$ 188,523
Total assets	14,888,063	14,568,324
Liabilities
Total liabilities	12,912,332	12,612,645
Stockholders’ equity
Total stockholders’ equity	1,975,731	1,955,679	$ 1,973,283	$ 1,937,635
Total liabilities and stockholders’ equity	14,888,063	14,568,324
Parent Company
Assets
Cash	24,300	7,628
Other assets	15	0
Investment in subsidiary	1,954,179	1,949,262
Total assets	1,978,494	1,956,890
Liabilities
Other liabilities	2,763	1,211
Total liabilities	2,763	1,211
Stockholders’ equity
Total stockholders’ equity	1,975,731	1,955,679
Total liabilities and stockholders’ equity	$ 1,978,494	$ 1,956,890